11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS: Schedule of Cash Flow, Supplemental Disclosures (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of Cash Flow, Supplemental Disclosures
	2026	2025	2024

Non-cash transactions were as follows:
Exploration and evaluation asset
included in accounts payable	$ 19,102	$ 48	$ 21